Expense by Nature - Summary Of Detailed Information About Highest Paid Individuals Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Highest Paid Individuals [Line Items]
Wages, salaries and bonuses	¥ 10,163,216	¥ 11,681,753	¥ 10,764,239
Other social security costs, housing benefits and other employee benefits	3,293,366	3,157,771	2,787,803
Pension costs – defined contribution plans	1,577,818	1,430,074	427,917
Employee benefits expense	15,080,319	16,402,993	14,145,207
Highest Paid Individuals [Member]
Disclosure Of Detailed Information About Highest Paid Individuals [Line Items]
Wages, salaries and bonuses	10,044	12,294	4,600
Other social security costs, housing benefits and other employee benefits	2,819	2,132	1,515
Pension costs – defined contribution plans	149	57	0
Employee benefits expense	¥ 13,012	¥ 14,483	¥ 6,115